Filed electronically with the Securities and Exchange Commission on December 1, 2004


                                                                File No. 2-63522
                                                               File No. 811-2899

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /_/

                           Pre-Effective Amendment No.                       /_/
                         Post-Effective Amendment No. 34                     /X/
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /_/

                                Amendment No. 34                             /X/
                                              --
                              CASH EQUIVALENT FUND
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------
                                  John Millette
                              Cash Equivalent Fund
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

                                 With a copy to:
                                Cathy G. O'Kelly
                                 David A. Sturms
                        Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                             Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

/_/   Immediately upon filing pursuant to paragraph (b)
/_/   60 days after filing pursuant to paragraph (a) (1)
/_/   75 days after filing pursuant to paragraph (a) (2)
/x/   On December 1, 2004 pursuant to paragraph (b)
/_/   On _______________ paragraph (a) (1)
/_/   On _______________ pursuant to paragraph (a) (2) of Rule 485.

      If Appropriate, check the following box:
/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              Cash Equivalent Fund

                                             Prospectus


                                             December 1, 2004




                                             Money Market Portfolio

                                             Government & Agency Securities
                                             Portfolio
                                             formerly, Government Securities
                                             Portfolio

                                             Tax-Exempt Portfolio







                                             As with all mutual funds, the
                                             Securities and Exchange Commission
                                             (SEC) does not approve or
                                             disapprove these shares or
                                             determine whether the information
                                             in this prospectus is truthful or
                                             complete. It is a criminal offense
                                             for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents

CASH EQUIVALENT FUND

   About the Portfolios                                 How to Invest in the Portfolios

     3  Money Market Portfolio                           21  Policies You Should Know About

     8  Government & Agency Securities Portfolio         26  Understanding Distributions and Taxes

    12  Tax-Exempt Portfolio                             31  To Get More Information

    17  Other Policies and Risks

    17  Who Manages and Oversees the Portfolios

    19  Financial Highlights


--------------------------------------------------------------------------------
                                                             TICKER SYMBOL CQMXX

Money Market Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high quality securities.


While the portfolio's advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments, including US Government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.


The portfolio seeks to achieve its goal of current income by investing in high quality money market securities and maintaining a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The portfolio follows two policies designed to maintain a stable share price:


o Portfolio securities are denominated in US dollars and generally have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase.

o The portfolio buys US Government debt obligations, money market instruments and other debt obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal investments

The portfolio primarily invests in the following types of investments:

The portfolio may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US Government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

The portfolio may buy securities from many types of issuers, including the US or Canadian governments, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio may concentrate more than 25% of its assets in bank certificates of deposit or bankers' acceptances of US banks (excluding foreign branches).

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio only buys securities with remaining maturities of 12 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the portfolio may invest more than 25% of its total assets in bank obligations, it may be vulnerable to setbacks in that industry. Banks are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History


While a portfolio's past performance isn't a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2003, the portfolio's 7-day yield was 0.32%. To learn the current 7-day yield, investors may call the portfolio's Service Center at 1-800-231-8568.


The 7-day yield, which is often referred to as the "current yield," is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The "total return" of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

1994      3.60
1995      5.29
1996      4.74
1997      4.88
1998      4.82
1999      4.50
2000      5.84
2001      3.60
2002      1.17

2003      0.46


2004 Total Return as of September 30: 0.31%

For the periods included in the bar chart:

Best Quarter: 1.51%, Q4 2000              Worst Quarter: 0.07%, Q4 2003




--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2003
--------------------------------------------------------------------------------

          1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------

           0.46                        3.09                       3.88

--------------------------------------------------------------------------------

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (fees paid directly from your investment):                None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                             0.21%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                   0.38%
--------------------------------------------------------------------------------
Other Expenses*                                                            0.42%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                          1.01%
--------------------------------------------------------------------------------

* Other expenses have been restated and estimated to reflect the portfolio's current asset level. Includes cost of shareholder services, custody and similar expenses, which may vary with portfolio size and other factors.

** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.



--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------


Based on the costs above, this example helps you compare the portfolio's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------

     $103          $322         $558                      $1,236

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           TICKER SYMBOL   CQGXX

Government & Agency Securities Portfolio

(formerly, Government Securities Portfolio)



The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.


While the portfolio's advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments, including US Government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements backed by theses securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. Portfolio securities are denominated in US dollars and have remaining maturities of 12 months or less at the time of purchase. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase. Although the US Government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.


Principal investments

The portfolio primarily invests in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued by the US Government, its agencies and instrumentalities.

o Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US Government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This, in turn, could cause the portfolio's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. Additionally, some securities issued by US Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US Government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History


While a portfolio's past performance isn't a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


As of December 31, 2003, the portfolio's 7-day yield was 0.14%. To learn the current 7-day yield, investors may call the portfolio's Service Center at 1-800-231-8568.


The 7-day yield, which is often referred to as the "current yield," is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The "total return" of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

1994      3.59
1995      5.34
1996      4.81
1997      4.88
1998      4.74
1999      4.42
2000      5.67
2001      3.34
2002      1.02

2003      0.31


2004 Total Return as of September 30: 0.19%

For the periods included in the bar chart:

Best Quarter: 1.46%, Q3 2000              Worst Quarter: 0.04%, Q3 2003



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2003
--------------------------------------------------------------------------------

          1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------

           0.31                        2.93                       3.80

--------------------------------------------------------------------------------

How Much Investors Pay
The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (fees paid directly from your investment):                None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                             0.21%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                   0.38%
--------------------------------------------------------------------------------
Other Expenses*                                                            4.42%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                            5.01%
--------------------------------------------------------------------------------
Expense Reimbursements                                                     4.01%
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                                            1.00%
--------------------------------------------------------------------------------

* Other expenses have been restated and estimated to reflect the portfolio's current asset level. Includes cost of shareholder services, custody and similar expenses, which may vary with portfolio size and other factors.

** Through November 30, 2005, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.00%, excluding taxes, interest, brokerage and extraordinary expenses.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------


Based on the costs above, this example helps you compare the portfolio's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------

     $102         $1,144       $2,186                     $4,789

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           TICKER SYMBOL   TEMXX

Tax-Exempt Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Under normal market conditions, at least 80% of the portfolio's total assets will be invested in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

This portfolio is designed for investors in a moderate to high tax bracket who are interested in federally tax-free income along with the liquidity and stability that a money fund is designed to offer.

While the portfolio's advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.


The portfolio seeks to achieve its goal of current income by investing in high quality short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. The portfolio follows two policies designed to maintain a stable share price:


o Portfolio securities are denominated in US dollars and generally have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their effective maturities to 12 months or less at the time of purchase;

o The portfolio buys short-term municipal obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top two highest long-term rating categories, and are determined to be of comparable quality by the advisor.

Principal investments

The portfolio primarily invests in the following types of investments:

o General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt obligations of borrowers that generally mature in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o Floating rate bonds whose interest rates vary with changes in specified market rates or indexes. The portfolio may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and industrial development bonds. Note that the interest on these bonds may be subject to local, state and federal income taxes, including the AMT.


o Municipal trust receipts ("MTRs"). Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The portfolio may invest up to 5% of its net assets in MTRs.


The portfolio may also invest more than 25% of its total assets in municipal securities, such as industrial development bonds, that are repayable out of revenue streams generated from economically related projects or facilities.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio primarily buys securities with remaining maturities of 12 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio's returns to lag behind those of similar money market funds.

Municipal Trust Receipts Risk. The portfolio's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the portfolio.

Special Tax Features. Political or legal actions could change the tax-exempt status of the portfolio's dividends. Also, to the extent that the portfolio invests in taxable securities, a portion of its income would be subject to regular federal income taxation.

Temporary Defensive Position. In response to adverse political, economic or market events, the portfolio may adopt a temporary defensive position in which it places more than 20% of the portfolio's assets in high quality money market investments that are subject to federal income tax. To the extent that the portfolio might do so, it may not meet its goal of a high level of current tax-free income.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History


While a portfolio's past performance isn't a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


As of December 31, 2003, the portfolio's taxable equivalent yield was 0.74%. To learn the current yield, investors may call the portfolio's Service Center at 1-800-231-8568.


The taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the portfolio's tax-free yield. Yield is the income generated by a portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The "total return" of a portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

1994      2.40
1995      3.44
1996      2.96
1997      3.11
1998      2.98
1999      2.73
2000      3.58
2001      2.29
2002      0.88

2003      0.40


2003 Total Return as of September 30: 0.29%

For the periods included in the bar chart:

Best Quarter: 0.94%, Q4 2000              Worst Quarter: 0.05%, Q3 2003


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2003
--------------------------------------------------------------------------------

          1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------

           0.40                        1.97                       2.47

--------------------------------------------------------------------------------

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (fees paid directly from your investment):                None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                             0.22%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                   0.33%
--------------------------------------------------------------------------------
Other Expenses*                                                            0.20%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                          0.75%
--------------------------------------------------------------------------------

* Other expenses have been restated and estimated to reflect the portfolio's current asset level. Includes cost of shareholder services, custody and similar expenses, which may vary with portfolio size and other factors.

** From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------


Based on the costs above, this example helps you compare the portfolio's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------

     $77           $240         $417                       $930

--------------------------------------------------------------------------------

Other Policies and Risks


While the sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, a portfolio's Board could change that portfolio's investment goal without seeking shareholder approval.

o For Government Securities Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

o Tax-Exempt Portfolio's policy that at least 80% of its total assets will be invested in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax, is a fundamental policy and cannot be changed without shareholder approval.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolios

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes each portfolio's investment decisions, buys and sells securities for each portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:

--------------------------------------------------------------------------------
Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------

Money Market Portfolio                                        0.21%
--------------------------------------------------------------------------------
Government & Agency Securities Portfolio                      0.21%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                          0.22%
--------------------------------------------------------------------------------


The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

Regulatory and litigation matters


Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


These tables are designed to help you understand each portfolio's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. The information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each portfolio's financial statements, is included in each portfolio's annual report (see "Shareholder reports" on the last page).



--------------------------------------------------------------------------------
Money Market Portfolio
--------------------------------------------------------------------------------


Years Ended July 31,                2004      2003     2002      2001     2000
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Net investment income               .003      .008      .02       .05      .05
--------------------------------------------------------------------------------
Less distributions from net       (.003)     (.008)    (.02)     (.05)    (.05)
investment income
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                     .32       .82     1.65      5.21     5.31
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            735       808      738       914      760
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .84       .83      .72       .78^a    .83
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .84       .83      .72       .77^a    .83
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)   .31       .72     1.76      5.05     5.13
--------------------------------------------------------------------------------

^a The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .76%, respectively.

--------------------------------------------------------------------------------
Government & Agency Securities Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Years Ended July 31,          2004       2003       2002      2001       2000
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning  $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
of period
--------------------------------------------------------------------------------
Net investment income         .002       .006        .02       .05        .05
--------------------------------------------------------------------------------
Less distributions from net  (.002)     (.006)      (.02)     (.05)      (.05)
investment income
--------------------------------------------------------------------------------
Net asset value, end of     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
period
--------------------------------------------------------------------------------
Total Return (%)               .17        .65       1.49      4.93       5.16
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period      356        436        462       498        445
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before       .94        .85        .85       .91^a      .84
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after        .94        .85        .85       .90^a      .84
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment        .17        .62       1.53      4.79       5.03
income (%)
--------------------------------------------------------------------------------

^a The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .89% and .89%, respectively.



--------------------------------------------------------------------------------
Tax-Exempt Portfolio
--------------------------------------------------------------------------------

Years Ended July 31,              2004       2003      2002      2001     2000
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 1.00     $ 1.00    $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Net investment income             .003       .006       .01       .03      .03
--------------------------------------------------------------------------------
Less distributions from net      (.003)     (.006)     (.01)     (.03)    (.03)
investment income
--------------------------------------------------------------------------------
Net asset value, end of period  $ 1.00     $ 1.00    $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                   .32        .65      1.16      3.19     3.25
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          156        199       235       287      271
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses (%)              .73        .69       .62       .64^a    .67
--------------------------------------------------------------------------------
Ratio of net investment income     .31        .62      1.19      3.13     3.17
(%)
--------------------------------------------------------------------------------

^a The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .64%.

--------------------------------------------------------------------------------

How to Invest in the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.


Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

If you are investing through securities dealers or financial advisors, check the materials you received from them because particular dealers, advisors or other intermediaries may adopt policies, procedures or limitations that are beyond those described by the fund. Please note that securities dealers or financial advisors may charge fees separate from those charged by the fund and may be compensated by the fund through the Shareholder Service Agent for the services they provide to their clients.


Rule 12b-1 Plan


Each portfolio has adopted a plan under Rule 12b-1 for the portfolio's shares that authorizes the payment of an annual distribution fee, payable monthly, of 0.38% of that portfolio's average daily net assets (except Tax-Exempt Portfolio, which pays 0.33%.) Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.



Householding

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial service firm or call 1-800-231-8568.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Normally, each portfolio calculates its share price every business day: at 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time for Money Market Portfolio and Government & Agency Securities Portfolio; and at 12:00 p.m. and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.

As noted earlier, each portfolio seeks to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company and it has been determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 2:00 p.m. Eastern time (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend. Wire purchase orders received by 4:00 p.m. Eastern time (for all portfolios) will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.


Please contact your financial advisor for wire instructions and purchase orders.


When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each portfolio then we may reject your application and order.


Each portfolio will not invest your purchase until all required and requested identification has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.


If we are unable to verify your identity within time frames established by each portfolio, after a reasonable effort to do so, you will receive written notification.

Each portfolio accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, traveler's checks, starter checks, third party checks, checks issued by credit card companies, Internet-based companies or checks drawn on foreign banks. The portfolios generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.


Telephone and electronic transactions. Generally, you are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at 1-800-231-8568 at a later date.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $50,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.


If your shares are registered directly with the portfolios' transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219153 Kansas City, MO 64121-9153

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o   Minimum initial investment: $1,000

o   Minimum additional investment: $100

o   Minimum investment with an automatic investment plan: $50

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

How the portfolios calculate share price

The price at which you buy shares is the net asset value per share or NAV.

To calculate NAV, each portfolio uses the following equation:

                 TOTAL ASSETS - TOTAL LIABILITIES
                ----------------------------------   = NAV
                TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.


In valuing securities, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discounts above or below the face value of any securities each fund buys and round the per share NAV to the nearest whole cent.

Other rights we reserve

You should be aware that we may do any of the following:


o  withdraw or suspend the offering of shares at any time


o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o charge you $3 a month if your balance falls below $1,000 for the last 30 days (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o reject a new account application if you don't provide any required or requested identifying information changes, or for other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase or redeem portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law


o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges or redemption fees); you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets, whichever is less

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares

o Each portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of a portfolio are subject to acceptance and are not binding until confirmed or accepted in writing.


o  reject or limit purchases of shares for any reason without prior notice

Shareholders should direct their inquiries to the firm from which they received this prospectus or to Scudder Investments Service Company, the portfolios' Shareholder Service Agent, 210 W. 10th Street, Kansas City, Missouri 64105-1614.

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A portfolio may not always pay a distribution for a given period.


The portfolio's income dividends are declared daily and paid monthly to shareholders. The taxable money funds may take into account capital gains and losses in their daily dividend declarations. The portfolios may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. fund shares (at
NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges.You may have them all automatically reinvested in portfolio shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different portfolio. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges.


For federal income tax purposes, distributions of investment income (other than "tax-exempt dividends" for the Tax-Exempt Portfolio) are taxable as ordinary income. The portfolios do not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because each portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is the same as a sale.

For most shareholders, dividends from the Tax-Exempt Portfolio are generally exempt from federal income tax, and a portion of the dividends from the Government & Agency Securities Portfolio are generally exempt from state and local income taxes. However, there are a few exceptions:

o A portion of the portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short- or long-term capital gains.

o With respect to the Tax-Exempt Portfolio, because the portfolio can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Portfolio may have on the federal taxation of your benefits.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of each portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio's financial statements. Shareholders get these reports automatically.


Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolios, please contact your financial services firm. These documents and other information about the portfolios are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolios, including the portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.

SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov


SEC File Number:

Cash Equivalent Fund            811-2899

                              CASH EQUIVALENT FUND

                             Money Market Portfolio

    Government & Agency Securities Portfolio (formerly, Government Securities
                                   Portfolio)

                              Tax-Exempt Portfolio

















                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2004

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Fund dated December 1, 2004, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1148.


The Annual Report to Shareholders of the Fund dated July 31, 2004, accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.


This Statement of Additional Information is incorporated by reference into the prospectus.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

INVESTMENT RESTRICTIONS........................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................5

MANAGEMENT OF THE PORTFOLIOS..................................................15

PORTFOLIO TRANSACTIONS........................................................23
   Brokerage Commissions......................................................23

PORTFOLIO SERVICE PROVIDERS...................................................23
   Fund Accounting Agent......................................................23
   Custodian, Transfer Agent and Shareholder Service Agent....................23
   Independent Registered Public Accounting Firm .............................24
   Legal Counsel..............................................................24

PURCHASE AND REDEMPTION OF SHARES.............................................24

TAXES.........................................................................28

NET ASSET VALUE...............................................................30

OFFICERS AND TRUSTEES.........................................................31

PROXY VOTING GUIDELINES.......................................................40

FUND ORGANIZATION.............................................................41

FINANCIAL STATEMENTS..........................................................43

APPENDIX -- RATINGS OF INVESTMENTS............................................44


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This Statement of Additional  Information  contains  information about the Money
Market  Portfolio,   the  Government  &  Agency  Securities  Portfolio  and  the
Tax-Exempt Portfolio (each a "Portfolio," collectively, the "Portfolios") offered by Cash Equivalent Fund (the "Fund"). The Fund is an open-end diversified management investment company. The prospectus may be obtained without charge from the Fund, and is also available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


                             INVESTMENT RESTRICTIONS


Except as otherwise indicated, each Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Portfolio which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Portfolio. The Fund has elected to be classified as a diversified open-end management investment company.


As a fundamental policy, the Money Market Portfolio and the Government & Agency Securities Portfolio individually may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(3) Purchase, in the aggregate with all other Portfolios, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Portfolio's total assets in securities of issuers (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(9)      Write, purchase or sell puts, calls or combinations thereof.

(10) Concentrate more than 25% of the value of the Portfolio's assets in any one industry; provided, however, that the Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances or U.S. Government securities in accordance with its investment objective and policies.

(11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(12) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of
         1933).

(13) Invest for the purpose of exercising control or management of another issuer.

(14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(17) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(18)     Issue senior securities as defined in the 1940 Act.

With regard to investment restriction (10) above, for purposes of determining the percentage of Money Market Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on standard classifications utilized by ratings agencies. Currently consisting of the following: securities arbitrage programs, multi-seller programs, single-seller programs and special investment vehicles. Also, bankers' acceptances will be only of U.S. banks (excluding foreign branches). In addition, with regard to investment restriction (10) above, the exception to the concentration in certificates of deposit or bankers' acceptances applies only to the Money Market Portfolio and the concentration in U.S. Government Securities applies only to the Government & Agency Securities Portfolio.

The Government & Agency Securities Portfolio, as a nonfundamental policy that may be changed upon 60 days' prior notice to shareholders, must invest its assets exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.

As a fundamental policy, the Tax-Exempt Portfolio may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(2) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio, nor may it enter into a repurchase agreement if more than 10% of its assets would be subject to repurchase agreements maturing in more than seven days.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio. For purposes of this limitation, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(4) Invest more than 5% of the Portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(5) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(6) Borrow money except from banks for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge the Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Portfolio's net assets to secure borrowings. Reverse repurchase agreements made by the Portfolio are permitted within the limitations of this paragraph. The Portfolio will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(10) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in commodities or commodity futures contracts or in real estate except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

(13) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(15) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

 (16)     Issue senior securities as defined in the 1940 Act.

With regard to investment restriction (4) above, Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.


Master/Feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.


A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Money Market Portfolio. The Money Market Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by normally investing exclusively in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:

(1) Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities.

(2) Bank certificates of deposit, time deposits or bankers' acceptances limited to domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

(3) Certificates of deposit and time deposits of domestic savings and loan associations having total assets in excess of $1 billion.

(4) Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

(5) Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P, where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. For a description of these ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.

(6) Commercial paper secured by a letter of credit issued by a domestic or Canadian chartered bank having total assets in excess of $1 billion and rated Prime-1 by Moody's.

(7) Repurchase agreements of obligations that are suitable for investment under the categories set forth above.

While the Portfolio may invest without limit in high quality participation certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.

Tax-Exempt Portfolio. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax ("AMT"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider "private activity" bonds to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become nonfundamental.

Moreover, although Tax-Exempt Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's Advisor. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

For temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, the Portfolio's assets may be held in cash or invested in short-term taxable "temporary investments" which include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. The Fund's distributions from interest on certain municipal securities may be subject to the AMT depending upon investors' particular situations. However, no more than 20% of the Fund's net assets will normally be invested in municipal securities whose interest income, when distributed to shareholders, is subject to the individual AMT. In addition, state and local taxes may apply, depending on your state tax laws.

                       INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein and in the applicable prospectus of the Portfolios.

Asset-Backed Securities. Asset-backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Portfolios to dispose of any then existing holdings of such securities.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A Portfolio may invest in certificates of deposit of large domestic banks and their foreign branches, large U.S. regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks. Although a Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.

Borrowings. A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized except that the Tax-Exempt Portfolio may pledge up to 10% of its net assets to secure such borrowings.

Certificates of Deposit and Bankers' Acceptances. Although the Portfolio typically invests in Certificates of Deposits of Banks with an excess of $1 billion, a Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that
(i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will a fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and
(iii) at the time of acquisition, no more than 10% of a fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a fund's limitation on investments in illiquid securities.

Certificates of Participation. A Portfolio may purchase high-quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Portfolio an undivided interest in the Municipal Security in the proportion that a Portfolio's interest bears to the total principal amount of the Municipal Security. These

Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. A Portfolio's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Portfolio. It is anticipated by a Portfolio's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Funding Agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows a fund to terminate the agreement at a specified time to the insurance company prior to maturity. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. Funding agreements are considered "illiquid" securities and will count towards a fund's limit on investing in illiquid securities.

Illiquid Securities and Restricted Securities. A Portfolio may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold
(i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a Portfolio may be required to bear all or part of the registration expenses. A Portfolio may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A  Portfolio  may also  purchase  securities  that are not  subject  to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Portfolio's decision to sell a restricted or illiquid security and the point at which a Portfolio is permitted or able to sell such security, a Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Portfolio.

A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a Portfolio's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The Portfolio has received exemptive relief from the SEC, which permits the Portfolios to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating Portfolios, including the following:
(1) no Portfolio may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no Portfolio may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market Portfolios would normally participate only as lenders and tax-exempt Portfolios only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A
Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating Portfolios. To the extent the Portfolios are actually engaged in borrowing through the interfund lending program, the Portfolios, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a Portfolio may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Each Portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under Rule 2a-7 of the 1940 Act, the Board has approved policies established by the Advisor reasonably calculated to prevent a Portfolio's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the funds portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by each portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the two highest short-term rating categories by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). Securities rated in the highest short-term rating category are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." Each portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. A portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a portfolio may not make more than one such investment at any time during such period. A portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the portfolio. Further, a portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the portfolio.

The assets of a Portfolio consist entirely of cash items and investments having a stated maturity date of 12 months or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). Each portfolio of the fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of each Portfolio will vary according to the management's appraisal of money market conditions.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A Portfolio may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a Portfolio. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular Portfolio. A Portfolio has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a Portfolio's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a Portfolio,
(ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a Portfolio in connection with the arrangement. A Portfolio will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for a Portfolio.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Portfolio's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Portfolio's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Portfolio may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio.

A Portfolio may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days' notice, of all or any part of such Portfolio's participation interest in the underlying municipal lease obligation, plus accrued interest.

Municipal Securities. Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a Portfolio is in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, a Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A Portfolio may invest in short-term "private activity" bonds.

Municipal Securities such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which a Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A fund will invest only in  Municipal  Securities  that at the time of purchase:
(a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to a fund's Advisor; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of a fund's Advisor. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. In addition, a fund limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act.

Dividends representing net interest income received by a Portfolio on Municipal Securities will be exempt from federal income tax when distributed to a Portfolio's shareholders. Such dividend income may be subject to state and local taxes. A Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. A Portfolio considers short-term Municipal Securities to be those that have a remaining maturity of 12 months or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

Each Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Commercial Paper. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable
Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board, if a particular investment in Section 4(2) paper is not deemed to be liquid, that investment will be included within the limitation of the Portfolio on illiquid securities. The Advisor monitors the liquidity of its investments in
Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. A portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a Portfolio and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a Portfolio's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a Portfolio of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by a fund may have the following features: (1) they will be in writing and will be physically held by a fund's custodian; (2) a fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a fund's acquisition cost (excluding any accrued interest which a fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.


Municipal Trust Receipts The Tax Exempt Portfolio may invest up to 5% of its net assets in municipal trust receipts, or MTRs. Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest  in  the  underlying  securities  at par  plus  accrued  interest  to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The Portfolio's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Portfolio. While the Portfolio receives an opinion of legal counsel to the effect that the income from each MTR is tax exempt to the same extent as the underlying bond, the Service has not issued a ruling on this subject. In the event the Service issues an adverse ruling, there is a risk that the interest paid on such MTRs would be deemed taxable.


Third Party Puts. The Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Portfolio at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Portfolio will be that of holding such a long-term bond and the weighted average maturity of the Portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the Portfolio, intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the Portfolio's portfolio in a manner designed to minimize any adverse impact from these investments.

U.S. Government Securities. There are two broad categories of U.S. Government debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency issued securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government Securities in a Portfolio does not guarantee the net asset value of the shares of a Portfolio. There are market risks inherent in all investments in securities and the value of an investment in a Portfolio will fluctuate over time. Normally, the value of investments in U.S. Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government Securities will tend to decline, and as interest rates fall the value of a Portfolio's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain
Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a Portfolio and may even result in losses to a Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a Portfolio's average maturity. As a result, a Portfolio's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand

Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

When-Issued Securities. A Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

                          MANAGEMENT OF THE PORTFOLIOS


Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for the Portfolios, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Fund on behalf of the Portfolios. Under the supervision of the Board of Trustees of the Portfolios, DeIM, with headquarters at 345 Park Avenue, New York, New York 10154, makes each Portfolio's investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. The Portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Scudder, the predecessor of which is Scudder, Stevens & Clark, Inc., ("Scudder") is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. The predecessor firm to DeIM reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments,

Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of the Advisor, not including certain U.K. operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages each Portfolio's daily investment and business affairs subject to the policies established by the Portfolio's Board of Trustees. The Trustees have overall responsibility for the management of the Portfolio under Massachusetts law.

Pursuant to an investment management agreement with each Portfolio, the Advisor acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to a Portfolio are based primarily on the analyses of its own research department.

In certain cases, the investments for a Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio.


The present investment management agreements for Money Market Portfolio, Government & Agency Securities Portfolio and for Tax-Exempt Portfolio (the
"Agreements") were approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreements, last renewed by the Trustees on September 24, 2004, will continue in effect until September 25, 2005, and continue from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Portfolio's Trustees or of a majority of the outstanding voting securities of the Portfolio.


The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

Under each Agreement, the Advisor regularly provides each Portfolio with continuing investment management consistent with each Portfolio's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio's assets shall be held uninvested, subject to the Portfolio's

Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code") and to each Portfolio's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Portfolio may from time to time establish. The Advisor also advises and assists the officers of the Portfolio in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Portfolio.

Under each Portfolio's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Portfolio (such as each Portfolio's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Portfolio's federal, state and local tax returns; preparing and filing each Portfolio's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Portfolio under applicable federal and state securities laws; maintaining each Portfolio's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Portfolio; assisting in the resolution of accounting and legal issues; establishing and monitoring each Portfolio's operating budget; processing the payment of each Portfolio's bills; assisting each Portfolio in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Portfolio in the conduct of its business, subject to the direction and control of the Trustees.

Pursuant to a sub-administration agreement between the Advisor and State Street Bank and Trust Company ("SSB"), the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolios.

Under its Agreement, a Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of a Portfolio. Each Portfolio is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of a Portfolio with respect thereto.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

For the services and facilities furnished to the Money Market and Government & Agency Securities Portfolios, the Portfolios pay an annual investment management fee monthly, on a graduated basis at the following rate: 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fees for the Money Market and Government & Agency Securities Portfolios are computed based on combined average daily net assets of the Portfolios and are allocated among such Portfolios based upon the relative net assets of each.

For the services and facilities furnished to the Tax-Exempt Portfolio, the Portfolio pays an annual investment management fee monthly, on a graduated basis at the following annual rate: 0.22% of the first $500 million of average daily net assets, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% on the next $1 billion and 0.15% of average daily net assets of the Portfolio over $3 billion.

For its services as investment advisor and for facilities furnished during the fiscal year ended July 31, 2004, the Portfolio paid investment management fees aggregating $1,552,103 for the Money Market Portfolio, $813,893 for the Government & Agency Securities Portfolio and $396,037 for the Tax-Exempt Portfolio.


For its services as investment advisor and for facilities furnished during the fiscal year ended July 31, 2003, the Portfolio paid investment management fees aggregating $1,466,761 for the Money Market Portfolio, $933,541 for the Government & Agency Securities Portfolio and $484,066 for the Tax-Exempt Portfolio.

For its services as investment advisor and for facilities furnished during the fiscal year ended July 31, 2002, the Portfolio paid investment management fees aggregating $1,751,752 for the Money Market Portfolio, $977,081 for the Government & Agency Securities Portfolio and $584,799 for the Tax-Exempt Portfolio.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Portfolios' expense.


Board Considerations in Connection with Annual Renewal of Investment Management Agreement. The Board of Trustees approved the renewal of the Funds' advisory contract at a meeting held on September 23 and 24, 2004. As part of the annual contract review process, commencing in July, 2004, the Board, as a whole, the Independent Trustees, separately, and the Funds' Oversight Committee met on several occasions to consider the renewal of the Funds' investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, requested and received responses from the Advisor and received advice from independent legal counsel. The Independent Trustees also retained an independent consultant to evaluate the appropriateness of the groupings used by the Advisor for purposes of comparing fees of similar funds and other institutional accounts. The Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committee's findings and recommendations and presented its recommendations to the full Board. At a meeting on September 24, 2004, the Board concluded that the terms of the investment management agreement for the Funds are fair and reasonable and the continuance of the agreement is in the best interest of each Fund. As a part of its decision-making process, the Board noted that the Advisor and its predecessors have managed each Fund since its inception, and the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered, generally, that shareholders invested in a Fund, or approved the investment management agreement for the Fund, knowing that the Adviser managed the Fund and knowing the investment management fee schedule. As such, the Board considered, in particular, whether the Advisor managed each Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Board concluded that each Fund was managed by the Advisor consistent with its investment objectives and policies.

In connection with their meetings, the Oversight Committee and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor, including information with respect to administrative services provided under the investment management agreement and compliance with legal requirements; (ii) the management fees, expense ratios and asset size of each Fund relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of each Fund, including the methodology used to allocate costs among funds advised by the Advisor and an attestation report from an accounting firm as to the methodology employed; (iv) the short-term and long-term performance of the Funds relative to appropriate peer groups; (v) fall-out benefits to the Advisor from its relationship to the Funds, including revenues derived from services provided to the Funds by affiliates of the Advisor; (vi) the potential incidental benefits to the Advisor and its affiliates, the Funds and their shareholders; and (vii) general information about the Advisor. With respect to investment performance, Fund expenses and Advisor profitability, the Board focused primarily on data for the period ended December 31, 2003, but also considered more recent investment performance and its observations from ongoing performance reviews. In addition to the materials prepared specifically for contract review analysis, on an ongoing basis the Board receives information and reports on investment performance as well as operational and compliance matters.

Investment Performance. The Board reviewed each Fund's investment performance as well as the performance of relevant peer groups of funds. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance and steps taken by the Advisor to improve any underperformance. In particular, the Board noted that the Advisor has a process by which it identifies those funds experiencing significant underperformance relative to their peer group (on a gross return basis) for designated time periods ("Focus Funds") and provides more frequent reports of steps to monitor and improve performance of the Focus Funds. The Board noted that during the period in which the Board was evaluating the investment management agreement, the Government & Agency Securities Portfolio had been identified as a Focus Fund, and noted that performance had improved.

Fees and Expenses. The Board considered each Fund's management fee rates, expense ratios and asset size relative to an appropriate peer group of funds. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for non-investment company institutional accounts. The Board noted that the mix of services under the Funds' investment management agreement versus those under the Advisor's advisory agreements for non-investment company institutional accounts differ significantly.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of each Fund, including a review of the Advisor's methodology in allocating its costs to the management of the Funds. The Board considered the profits realized by the Advisor in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board also considered the Advisor's overall profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of each Fund and whether the Fund has appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Fund. The Board noted that the investment management fee for each Fund included four breakpoints, designed to share economies of scale with the shareholders.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.

Code of Ethics

The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. The Advisor's code covers officers and directors too. Trustees, officers of the Fund and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolios. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Underwriter. Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Portfolio to provide information and services for existing and potential shareholders. The distribution agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Portfolio.

As principal underwriter for the Portfolio, SDI acts as agent of the Portfolio in the continuous sale of its shares of each Portfolio. SDI pays all its expenses under the distribution agreement. The Portfolio pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. SDI pays all expenses of distribution of the Shares not otherwise paid by dealers and other financial services firms. SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Portfolio.


The distribution agreement had an initial term ending September 30, 2002. The distribution agreement, last approved by the Trustees on September 24, 2004, will continue in effect until September 24, 2005 and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by a vote of the Board of Trustees of the Portfolio, including the Independent Trustees. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Portfolio or by SDI upon 60 days' written notice. Termination of the distribution agreement by the Portfolio may be by vote of a majority of the Board of Trustees, or a majority of the Independent Trustees. SDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in shares of a Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolios, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. SDI normally pays each firm a service fee at an annual rate ranging from 0.15% to 0.40% of average net assets of those accounts in the Money Market and Government & Agency Securities Portfolios that it maintains and services ranging from 0.15% to 0.33% of average daily net assets of those accounts in the Tax-Exempt Portfolio that it maintains and services. Firms to which service fees may be paid may include affiliates of SDI.


In addition, SDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Shares of the Portfolio.

Each Portfolio's Shareholders have approved a Rule 12b-1 Plan (the "Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. As noted above, the Portfolios pay an administrative services fee to SDI as a percentage of daily net assets for services provided for the benefit of each Portfolio and its shareholders. The Plan authorizes the payment of an annual distribution fee, payable monthly, of 0.38% of average daily net assets with respect to Money Market Portfolio and Government & Agency Securities Portfolio and 0.33% of average daily net assets with respect to Tax-Exempt Portfolio that is currently paid by the shareholders of the Portfolios. The Plan may continue for additional one-year periods so long as such continuance is approved by a vote of the Board of Trustees of the Portfolio, including the Trustees who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee to be paid by a Portfolio without approval by a majority of the outstanding voting securities of the Shares of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Plan. The Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Portfolio. The Portfolios of the Fund will vote separately with respect to the Plan.


During the fiscal year ended July 31, 2004, the Portfolio incurred distribution fees in the Money Market Portfolio, the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio of $2,875,957, $1,508,097 and $594,056,
respectively.

For the fiscal year ended July 31, 2004, SDI incurred expenses for all of the Portfolios for underwriting, distribution and administration in the approximate amounts noted: $2, 735,081, $1,642,530 and $708,539 for Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively; advertising and literature $0for each Portfolio; prospectus printing $0 for each Portfolio; and marketing and sales expenses $1,028,543, $557,685 and $217,173for Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, for a total of $6,889,551. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, SDI has made no attempt to differentiate between expenses that are overhead and those that are not.During the fiscal year ended July 31, 2003, the Portfolio incurred distribution fees in the Money Market Portfolio, the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio of $2,716,929, $1,729,724 and $726,099, respectively.


For the fiscal year ended July 31, 2003, SDI incurred expenses for all of the Portfolios for underwriting, distribution and administration in the approximate amounts noted: fees to firms $2,697,626, $1,734,575 and $730,200 for Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively; advertising and literature $0 for each Portfolio; prospectus printing $0 for each Portfolio; and marketing and sales expenses $853,481, $550,524 and $252,915 for Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, for a total of $6,819,321. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, SDI has made no attempt to differentiate between expenses that are overhead and those that are not.

During the fiscal year ended July 31, 2002, the Fund incurred distribution fees in the Money Market Portfolio, the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio of $3,316,414, $1,850,444 and $877,199, respectively.

For the fiscal year ended July 31, 2002, SDI incurred expenses for all of the Portfolios for underwriting, distribution and administration in the approximate amounts noted: fees to firms $3,217,378, $1,833,878 and $864,097 for Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively; advertising and literature $0 for each Portfolio; prospectus printing $0 for each Portfolio; and marketing and sales expenses $252,280, $154,290 and $69,636 for Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, for a total of $6,391,559. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, SDI has made no attempt to differentiate between expenses that are overhead and those that are not.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocations of brokerage may be placed by the Advisor.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                           PORTFOLIO SERVICE PROVIDERS

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of each Portfolio and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Pursuant to a sub-accounting agreement between SFAC and SSB, SFAC has delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by SFAC, not by the Portfolios.

Custodian, Transfer Agent and Shareholder Service Agent


State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Portfolios. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios. State Street is also transfer agent of the Portfolios. Pursuant to a services agreement with State Street, Scudder Investments Service Company ("SISC"), 210 West 10th Street, 6th floor, Kansas City, Missouri 64105-1614, an affiliate of the Advisor, serves as "Shareholder Service Agent" and, as such, performs all of State Street's duties as transfer agent and dividend paying agent. State Street receives, as transfer agent, and pays to SISC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended July 31, 2004, SISC received shareholder services fees of $1,252,305 for Money Market Portfolio, $901,150for Government & Agency Securities Portfolio and $92,097 for Tax-Exempt Portfolio. Of those amounts, $440,610 remains unpaid for Money Market Portfolio, $289,921 remains unpaid for Government & Agency Securities Portfolio and $18,215 remains unpaid for Tax-Exempt Portfolio as of July 31, 2004. During the fiscal year ended July 31, 2003, SISC received shareholder services fees of $1,073,847 for Money Market Portfolio, $850,602 for Government & Agency Securities Portfolio, and $64,802 for Tax-Exempt Portfolio. Of those amounts, $83,317 remains unpaid for Government & Agency Securities Portfolio as of July 31, 2003. During the fiscal year ended July 31, 2002, SISC received shareholder services fees of $575,667 for Money Market Portfolio, $755,457 for Government & Agency Securities Portfolio and $6,771 for Tax-Exempt Portfolio. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Portfolios.

Independent Registered Public Accounting Firm


The financial highlights of the Portfolios included in the Portfolio's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street. Boston, MA 02116, Independent Registered Public Accounting Firm ("Independent Auditors"), given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolios and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Portfolios and the Independent Trustees.

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolio's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient funds or a stop payment order.

Orders will be confirmed at a price based on the net asset value of the Portfolio next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including different minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

Share Pricing. Purchases will be filled at the net asset value per share next computed after receipt of the application in good order. Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for the Money Market and the Government & Agency Securities Portfolios and at or prior to the 12:00 p.m. Eastern time net asset value determination for the Tax-Exempt Portfolio. Otherwise such shares will receive the dividend for the next calendar day if effected at 4:00 p.m. Eastern time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the calendar day following the day the purchase is effected. If the order has been placed by a member of the NASD, other than SDI, it is the responsibility of the member broker, rather than a Portfolio, to forward the purchase order to SISC (the "Service Agent") in Kansas City by the close of regular trading on the Exchange.

If payment is wired in Federal Funds, the payment should be directed to UMB, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, M0 64106 for credit to the appropriate Portfolio bank account (CEF Money Market Portfolio 17:
98-0103-348-4; CEF Government & Agency Securities Portfolio 23: 98-0103-378-6; CEF Tax-Exempt Portfolio 45: 98-0103-380-8).

Purchases

Each Portfolio reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, each Portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders of a Portfolio may be permitted to continue to purchase additional shares and to have dividends reinvested.

Each Portfolio reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Each Portfolio may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates.

Automatic Investment Plan. A shareholder may purchase additional shares of a Portfolio through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. Each Portfolio may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Portfolio is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Redemptions

A Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Portfolio's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank or member firm of a national securities exchange. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors
Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Portfolio for up to seven days if the Portfolio or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Portfolio Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

In-kind Redemptions. A Portfolio reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the Portfolio and valued as they are for purposes of computing the Portfolio's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Checkwriting. All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $250 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Portfolio's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Portfolio pays the bank charges for this service. However, each Portfolio will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Portfolio and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of Scudder and Deutsche Money Funds ("Money Market Funds") and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the
Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the funds they are exchanging into from dealers, other firms or SDI.

Dividends

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the second to last business day of each month. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Fund offering this privilege at the net asset value of such other fund. To use this privilege of investing Portfolio dividends in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in a Portfolio.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Fund's Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase and Redemption of Shares"). Each Portfolio reinvests dividend checks (and future dividends) in shares of the

Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Portfolio and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Portfolio issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Portfolio may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Code.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Each Portfolio is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Portfolio's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to a Portfolio during the prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, a Portfolio may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Portfolio.

Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of the Portfolio's assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. A Portfolio intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. These distributions may be subject to the individual or corporate alternative minimum tax. Discount from certain stripped tax-exempt obligations or their coupons may be taxable.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to the current U.S. withholding tax rate on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Under rules used by the Internal Revenue Service ("IRS") to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Section 147(a) of the Code prohibits exemption from federal income taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Fund has not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.

Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future.

Exempt-interest dividends are included as income for purposes of determining whether the amount of a shareholder's total social security benefits and railroad retirement benefits are subject to tax.

Tax Equivalent Yields
2004


        Taxable                                            Taxable
     Income Single       Effective Federal Rate          Income Joint           Effective Federal Rate
     -------------       ----------------------          ------------           ----------------------
   29,051 - 70, 350              25.00%                58,101 - 117,250                 25.00%
   70,351 - 146,750              28.00%               117,251 - 178,650                 28.00%
   146,751 - 319,100             33.00%               178,651 - 319,100                 33.00%
     over 319,100                35.00%                  over 319,100                   35.00%


                                       29

                    If your federal effective tax rate in 2004 is:
                       10.00%       15.00%      25.00%                   28.00%                  33.00%      35.00%
                       ------       ------      ------                   ------                  ------      ------
To   match   these
tax-free yields:                     Your taxable investment would have to earn the following yield:
----------------                     ---------------------------------------------------------------
      2.00%            2.22%        2.35%       2.67%                    2.78%                    2.99%       3.08%
      3.00%            3.33%        3.53%       4.00%                    4.17%                    4.48%       4.62%
      4.00%            4.44%        4.71%       5.33%                    5.56%                    5.97%       6.15%
      5.00%            5.56%        5.88%       6.67%                    6.94%                    7.46%       7.69%
      6.00%            6.67%        7.06%       8.00%                    8.33%                    8.96%       9.23%
      7.00%            7.78%        8.24%       9.33%                    9.72%                   10.45%      10.77%
      8.00%            8.89%        9.41%       10.67%                   11.11%                  11.94%      12.31%
      9.00%            10.00%       10.59%      12.00%                   12.50%                  13.43%      13.85%


Please note:

1) This chart does not take into consideration any local or city tax rates.

2) The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3) The combined effective tax rate reflects a deduction for state income taxes on the federal return.

4) Taxable income amounts represent taxable income as defined in the Internal Revenue Code.


                                 NET ASSET VALUE

Each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                              OFFICERS AND TRUSTEES

Cash Equivalent Fund

The following table presents certain information regarding the Trustees and Officers of the Trust as of December 1, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing such Trustee and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

Independent Trustees


----------------------------------------------------------------------------------------------------------------------
Name, Year of Birth,
Position(s) Held with the                                                                         Number of Funds in
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    Fund Complex
Served^1                       Other Directorships Held                                           Overseen
----------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (1941)     Retired; formerly, President, Hood College (1995-2000); prior              87
Chairperson since 2004,        thereto, Partner, Steptoe & Johnson (law firm); Commissioner,
Trustee, 1995-present          Internal Revenue Service; Assistant Attorney General (Tax), US
                               Department of Justice. Directorships:  Federal Mogul Corp.
                               (supplier of automotive components and subsystems); AK Steel
                               (steel production); Goodyear Tire & Rubber Co.
                               (April 2004-present); Champion Enterprises, Inc. (manufactured home building) (November 2004-present); Trustee, Bryn Mawr
                               College. Former Directorship:  Bethlehem Steel Corp.
----------------------------------------------------------------------------------------------------------------------
John W. Ballantine (1946)      Retired; formerly, Executive Vice President and Chief Risk                 87
Trustee, 1999-present          Management Officer, First Chicago NBD Corporation/The First
                               National Bank of Chicago (1996-1998); Executive Vice President
                               and Head of International Banking (1995-1996). Directorships:
                               First Oak Brook Bancshares, Inc.; Oak Brook Bank; American
                               Healthways, Inc. (provider of disease and care management
                               services); Portland General Electric (utility company)
----------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (1933)        Retired; formerly, Director of Management Consulting, McNulty &            87
Trustee, 1977-present          Company; (1990-1998); prior thereto, Executive Vice President,
                               Anchor Glass Container Corporation
----------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (1937)       Retired; formerly, Executive Vice President, A. O. Smith                   87
Trustee, 1980-present          Corporation (diversified manufacturer) (1963-1994)
----------------------------------------------------------------------------------------------------------------------



                                       31

----------------------------------------------------------------------------------------------------------------------
Name, Year of Birth,
Position(s) Held with the                                                                         Number of Funds in
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    Fund Complex
Served^1                       Other Directorships Held                                           Overseen
----------------------------------------------------------------------------------------------------------------------
James R. Edgar (1946)          Distinguished Fellow, University of Illinois, Institute of                 87
Trustee, 1999-present          Government and Public Affairs (1999-present); formerly, Governor,
                               State of Illinois (1991-1999). Directorships:  Kemper Insurance
                               Companies; John B. Sanfilippo & Son, Inc.
                               (processor/packager/marketer of nuts, snacks and candy products);
                               Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)
----------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (1950)         President, Cook Street Holdings (consulting); Senior Visiting              87
Trustee, 2002-present          Research Scholar, Graduate School of International Studies,
                               University of Denver; Consultant, World Bank/Inter-American
                               Development Bank; formerly, Project Leader, International
                               Institute for Applied Systems Analysis (1998-2001); Chief
                               Executive Officer, The Eric Group, Inc. (environmental insurance)
                               (1986-1998)
----------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (1936)       Retired; formerly, Chairman, Harnischfeger Industries, Inc.                87
Trustee, 1981-present          (machinery for the mining and paper industries) (1999-2000);
                               prior thereto, Vice Chairman and Chief Financial Officer,
                               Monsanto Company (agricultural, pharmaceutical and
                               nutritional/food products) (1994-1999). Directorship:  RCP
                               Advisors, LLC (a private equity investment advisory firm)
----------------------------------------------------------------------------------------------------------------------
Fred B. Renwick (1930)         Retired; Professor Emeritus of Finance, New York University,               87
Trustee, 1988-present          Stern School of Business (2001- present); formerly, Professor,
                               New York University Stern School of Business (1965-2001).
                               Directorships:  The Wartburg Foundation; Chairman, Finance
                               Committee of Morehouse College Board of Trustees; formerly,
                               Director of Board of Pensions, Evangelical Lutheran Church in
                               America; member of the Investment Committee of Atlanta University
                               Board of Trustees; Chair of the Investment Committee, American
                               Bible Society Board of Trustees
----------------------------------------------------------------------------------------------------------------------
John G. Weithers (1933)        Retired; formerly, Chairman of the Board and Chief Executive               87
Trustee, 1993-present          Officer, Chicago Stock Exchange. Directorships:  Federal Life
                               Insurance Company; Chairman of the Members of the Corporation and
                               Trustee, DePaul University; formerly, International Federation of
                               Stock Exchanges; Records Management Systems
----------------------------------------------------------------------------------------------------------------------


Interested Trustee and Officers^2

----------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position(s) Held with the                                                                         Number of Funds in
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    Scudder Fund
Served^1                       Other Directorships Held                                           Complex Overseen
----------------------------------------------------------------------------------------------------------------------

William N. Shiebler^3 (1942)   Chief Executive Officer in the Americas for Deutsche Asset                 142
Trustee, 2004-present          Management ("DeAM") and a member of the DeAM Global Executive
                               Committee (since 2002); Vice Chairman of Putnam Investments, Inc.
                               (1999); Director and Senior Managing Director of Putnam
                               Investments, Inc. and President, Chief Executive Officer, and
                               Director of Putnam Mutual Funds Inc. (1990-1999)
----------------------------------------------------------------------------------------------------------------------




                                       32

----------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position(s) Held with the                                                                         Number of Funds in
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    Scudder Fund
Served^1                       Other Directorships Held                                           Complex Overseen
----------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters^4 (1960)    Managing Director, Deutsche Asset Management (since May 2004);             n/a
President and Chief Executive  President and Chief Executive Officer of The Germany Fund, Inc.,
Officer, 2004-present          The New Germany Fund, Inc., The Central Europe and Russia Fund,
                               Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global
                               High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May
                               2004); President and Chief Executive Officer, UBS Fund Services
                               (2001-2003); Chief Administrative Officer (1998-2001) and Senior
                               Vice President and Director of Mutual Fund Operations (1991 to
                               1998) UBS Global Asset Management
----------------------------------------------------------------------------------------------------------------------
Philip J. Collora (1945)       Director, Deutsche Asset Management                                        n/a
Vice President and Assistant
Secretary, 1986-present
----------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^5 (1963)        Vice President, Deutsche Asset Management (2000-present);                  n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services (1992-2000)
----------------------------------------------------------------------------------------------------------------------

Paul Schubert^4 (1963)         Managing Director, Deutsche Asset Management (2004-present);               n/a
Chief Financial Officer,       formerly, Executive Director, Head of Mutual Fund Services and
2004-present                   Treasurer for UBS Global Asset Management's Family of Funds
                               (1994-2004)
----------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^5 (1957)      Managing Director, Deutsche Asset Management (April 2004 to                n/a
Treasurer, 2002-present        present); formerly, Director, Deutsche Asset Management (April
                               2000-March 2004); Vice President and Department Head, BT Alex.
                               Brown Incorporated (now Deutsche Bank Securities Inc.)
                               (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998)

----------------------------------------------------------------------------------------------------------------------
John Millette^5 (1962)         Director, Deutsche Asset Management                                        n/a
Secretary, 2001-present
----------------------------------------------------------------------------------------------------------------------
Lisa Hertz^4 (1970)            Assistant Vice President, Deutsche Asset Management                        n/a
Assistant Secretary,
2003-present
----------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch^6 (1954)      Managing Director, Deutsche Asset Management (2002-present) and            n/a
Assistant Secretary,           Director, Deutsche Global Funds Ltd. (2002-present); formerly,
2002-present                   Director, Deutsche Asset Management (1999-2002); Principal, BT
                               Alex. Brown Incorporated (now Deutsche Bank Securities Inc.)
                               (1998-1999); Assistant General Counsel, United States Securities
                               and Exchange Commission (1993-1998)
----------------------------------------------------------------------------------------------------------------------
Caroline Pearson^5 (1962)      Managing Director, Deutsche Asset Management                               n/a
Assistant Secretary,
1998-present
----------------------------------------------------------------------------------------------------------------------
Kevin M. Gay^5 (1959)          Vice President, Deutsche Asset Management                                  n/a
Assistant Treasurer,
2004-present
----------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone^5 (1965)   Director, Deutsche Asset Management                                        n/a
Assistant Treasurer,
2003-present
----------------------------------------------------------------------------------------------------------------------



                                       33

----------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position(s) Held with the                                                                         Number of Funds in
Trust and Length of Time       Principal Occupation(s) During Past 5 Years and                    Scudder Fund
Served^1                       Other Directorships Held                                           Complex Overseen
----------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo^5    Director, Deutsche Asset Management                                        n/a
(1957)
Assistant Treasurer,
2003-present
----------------------------------------------------------------------------------------------------------------------

^1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the Fund, managed by the Advisor. For the Officers of the Fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

^2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

^3       Address:  280 Park Avenue, New York, New York

^4       Address:  345 Park Avenue, New York, New York

^5       Address:  Two International Place, Boston, Massachusetts

^6       Address:  One South Street, Baltimore, Maryland

Officers' Role with Principal Underwriter:  Scudder Distributors, Inc.

Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary

Trustees' Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. A majority of the Trust's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees:  The Fund's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent registered public accounting firms for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman and Lewis A. Burnham. The Audit Committee held ten meetings during calendar year 2003.


Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chair), James
R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held six meetings during calendar year 2003. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) and resume to the Secretary of the Trust.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), William N. Shiebler and John G. Weithers. Alternate members are Donald L. Dunaway and Lewis A. Burnham. The Trust's Valuation Committee held two meeting[s] during calendar year 2003.


Operations Committee: The Operations Committee oversees the operations of the Fund, such as reviewing each Fund's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Operations Committee held seven meetings during calendar year 2003.


Fixed-Income Oversight Committee: The Fixed-Income Oversight Committee oversees investment activities of the Funds, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed-Income Oversight Committee are Paul K. Freeman (Chair), Donald L. Dunaway and Shirley D. Peterson. The Fixed-Income Oversight Committee held five meetings during calendar year 2003.




Remuneration. Each Independent Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

The Board of Trustees of the Fund established a deferred compensation plan for the Independent Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Trustee's share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from the fund complex during the calendar year 2003.

                                                              Pension or Retirement
                                     Compensation                Benefits Accrued       Total Compensation
                                         from                       as Part of            Paid to Trustee
Name of Trustee                 Money Market Portfolio            Fund Expenses          from Fund Complex(4)(5)
---------------                 ----------------------            -------------          -----------------


John W. Ballantine                         $4,086                       $0                   $218,350
Lewis A. Burnham                           $4,390                       $0                   $209,620
Donald L. Dunaway(1)                       $4,617                       $0                   $239,200
James R. Edgar(2)                          $3,660                       $0                   $175,210
Paul K. Freeman                            $4,203                       $0                   $194,280
Robert B. Hoffman                          $3,885                       $0                   $189,160
Shirley D. Peterson(3)                     $4,518                       $0                   $207,790
Fred B. Renwick                            $3,780                       $0                   $183,940
John G. Weithers                           $3,968                       $0                   $185,380



                                Compensation Pension or
                                    Retirement from              Benefits Accrued         Total Compensation
                            Government & Agency Securities          as Part of             Paid to Trustee
Name of Trustee                        Portfolio                  Fund Expenses          from Fund Complex(4)(5)
---------------                        ---------                  -------------          -----------------


John W. Ballantine                         $3,683                       $0                   $218,350
Lewis A. Burnham                           $4,000                       $0                   $209,620
Donald L. Dunaway(1)                       $4,006                       $0                   $239,200
James R. Edgar(2)                          $3,330                       $0                   $175,210
Paul K. Freeman                            $3,760                       $0                   $194,280
Robert B. Hoffman                          $3,532                       $0                   $189,160
Shirley D. Peterson(3)                     $4,016                       $0                   $207,790
Fred B. Renwick                            $3,420                       $0                   $183,940
John G. Weithers                           $3,586                       $0                   $185,380



                                                              Pension or Retirement
                                     Compensation                Benefits Accrued        Total Compensation
                                         from                       as Part of            Paid to Trustee
Name of Trustee                  Tax-Exempt Portfolio             Fund Expenses         from Fund Complex(4)(5)
---------------                  --------------------             -------------         -----------------


John W. Ballantine                         $2,922                       $0                   $218,350
Lewis A. Burnham                           $3,140                       $0                   $209,620
Donald L. Dunaway(1)                       $3,122                       $0                   $239,200
James R. Edgar(2)                          $2,610                       $0                   $175,210
Paul K. Freeman                            $2,925                       $0                   $194,280
Robert B. Hoffman                          $2,771                       $0                   $189,160
Shirley D. Peterson(3)                     $3,173                       $0                   $207,790
Fred B. Renwick                            $2,700                       $0                   $183,940
John G. Weithers                           $2,763                       $0                   $185,380

(1) Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Mr. Dunaway are $28,798.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Governor Edgar are $27,156.


(3) Includes $19,020 in annual retainer fees received by Ms. Peterson as Lead Trustee.


(4) For each Trustee, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 87 funds/portfolios. Each Trustee currently serves on the boards of 31 DeAM trusts/corporations comprised of 87 funds/portfolios.


(5) Aggregate compensation reflects amounts paid to the Trustees for special meetings in connection with amending the administrative services agreement and the transfer agency agreement and the delegation of certain fund accounting functions to State Street Bank and Trust Company. Such amounts totaled $15,510 for Messrs. Ballantine and Dunaway, $8,560 for Messrs. Freeman, Hoffman, Renwick, and Weithers, and $5,170 for Messrs. Burnham and Edgar and Ms. Peterson. These meeting fees were borne by the Advisor.

Mr. Freeman, prior to his service as Independent Trustee of the Trust, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as Trustees of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.


Agreement to Indemnify Independent Directors/Trustees for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, each Fund's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Funds against the Funds, their directors and officers, the Funds' investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, each Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Funds' Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by each Fund's investment advisor will survive the termination of the investment management agreements between the applicable investment advisor and the Funds.

Trustee Fund Ownership. Under the Trust's Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years, an Independent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Independent Trustee's personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Trustee's share ownership of the Fund and all funds in the fund complex overseen by each Trustee as of December 31, 2003.


                                                Dollar Range of
                           Dollar Range of    Securities Owned in      Dollar Range of      Aggregate Dollar Range
                          Securities Owned        Scudder Cash       Securities Owned in    of Securities Owned in
                           in Scudder Cash   Equivalent Government       Scudder Cash             All Funds
                          Equivalent Money          & Agency        Equivalent Tax-Exempt    in the Fund Complex
Name of Trustee           Market Portfolio      Money Portfolio           Portfolio          Overseen by Trustee
---------------           ----------------      ---------------           ---------          -------------------

John W. Ballantine              None                  None                   None               Over $100,000
Lewis A. Burnham                None                  None                   None               Over $100,000
Donald L. Dunaway*              None                  None                   None               Over $100,000
James R. Edgar*                 None                  None                   None               Over $100,000
Paul K. Freeman                 None                  None                   None               Over $100,000
Robert B. Hoffman               None                  None                   None               Over $100,000
Shirley D. Peterson             None                  None                   None               Over $100,000
Fred B. Renwick                 None                  None                   None               Over $100,000
William N. Shiebler             None                  None                   None                   None**
John G. Weithers                None                  None                   None               Over $100,000




Title of Class * The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

** Mr. Shiebler was elected to the Board effective June 18, 2004. As of December 31, 2003 Mr. Shiebler owned over $100,000 in other funds within the Scudder Fund Complex.

As of November 12, 2004, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Fund.

To the best of the Fund's knowledge, as of November 12, 2004, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.

As of November 12, 2004, 7,661,463.410 shares in the aggregate, or 41.61% of the outstanding shares of Scudder Cash Equivalent Fund Government and Agency Money Portfolio were held in the name of William Blair & Company, Attn: Terry Muldoon, 222 West Adams Street, Chicago, IL 60606-5312 who may be deemed to be beneficial owner of such shares.

As of November 12, 2004, 7,529,978.350 shares in the aggregate, or 11.17% of the outstanding shares of Scudder Cash Equivalent Fund Money Market Portfolio were held in the name of ABN-AMRO Inc., Omnibus Account, Attn: Mario Di Filippo, 350 Park Ave., New York, NY 10022-6022 who may be deemed to be beneficial owner of such shares.

As of November 12, 2004, 11,843,934.040 shares in the aggregate, or 17.56% of the outstanding shares of Scudder Cash Equivalent Fund Money Market Portfolio were held in the name of William Blair & Company, Attn: Terry Muldoon, 222 West Adams Street, Chicago, IL 60606-5312 who may be deemed to be beneficial owner of such shares.

As of November 12, 2004, 99,856,231.960 shares in the aggregate, or 80.47% of the outstanding shares of Scudder Cash Equivalent Fund Tax-Exempt Portfolio were held in the name of William Blair & Company, Attn: Terry Muldoon, 222 West Adams Street, Chicago, IL 60606-5312 who may be deemed to be beneficial owner of such shares.




Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2003. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                                                                     Value of
                                Owner and                                          Securities on      Percent of
Independent                  Relationship to                                       an Aggregate      Class on an
Trustee                          Trustee            Company      Title of Class        Basis       Aggregate Basis
-------                          -------            -------      --------------        -----       ---------------

John W. Ballantine                                    None
Lewis A. Burnham                                      None
Donald L. Dunaway                                     None
James R. Edgar                                        None
Paul K. Freeman                                       None
Robert B. Hoffman                                     None
Shirley D. Peterson                                   None



                                       39

                                                                                     Value of
                                Owner and                                          Securities on      Percent of
Independent                  Relationship to                                       an Aggregate      Class on an
Trustee                          Trustee            Company      Title of Class        Basis       Aggregate Basis
-------                          -------            -------      --------------        -----       ---------------

Fred B. Renwick                                       None
John G. Weithers                                      None

                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

A description of each Fund's policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site -- scudder.com (type "proxy voting" in the search field) -- or on the SEC's Web site -- www.sec.gov. To obtain a written copy of a Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

                                FUND ORGANIZATION

Organizational Description


The Fund is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective September 27, 1985, the Money Market and Government & Agency Securities Portfolios (formerly, Government Securities Portfolio) pursuant to a reorganization succeeded to the assets and liabilities of the two Portfolios of Cash Equivalent Fund, Inc., a Maryland corporation organized on February 2, 1979. The Money Market and Government & Agency Securities Portfolios commenced operations on March 16, 1979 and December 1, 1981, respectively. Effective August 1, 1988, the Tax-Exempt Portfolio succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, a Massachusetts business trust organized October 25, 1985. Effective January 31, 1986, Tax-Exempt Money Market Fund succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, Inc., a Maryland corporation that was organized January 27, 1982 and commenced operations on July 9, 1982. On May 1, 2004, Government Securities Portfolio was redesignated Government & Agency Securities Portfolio. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value. While only shares of the three previously described Portfolios are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. Shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.


The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described herein and in the Fund's prospectus. Each share has equal rights with each other share of the same Portfolio of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Fund except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Portfolio. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Portfolio and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Portfolio or the Fund's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Portfolio property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Portfolio itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the mater voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of a Portfolio's securities and executed by the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Fund, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

                              FINANCIAL STATEMENTS


The financial statements, including the investment portfolio, for each Portfolio, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated July 31, 2004, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.


Information concerning portfolio holdings of a Scudder Fund as of a month-end is available upon request no earlier than the 16th day after month-end. Please call Scudder Investments at the number appearing on the front cover of this Statement of Additional Information to make such a request.

                       APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short- term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

           STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


FITCH INVESTORS SERVICE, INC. BOND RATINGS

AAA. Highest credit quality. This rating denotes the lowest degree of credit risk.

AA. Very high credit quality. This rating denotes a very low expectation of credit risk.

DUFF & PHELP'S INC. BOND RATINGS

AAA. Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA. High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


                                                        CASH EQUIVALENT FUND

                                                      PART C. OTHER INFORMATION

Item 23.          Exhibits.
--------          ---------
                    (a)    (1)  Amended and Restated Agreement and Declaration of Trust dated September 27, 1985, is incorporated by reference to Post-Effective Amendment No. 21 to the
                                Registration Statement.

                           (2)  Written Instrument Amending Agreement and Declaration of Trust, dated August 1,
                                1988, is incorporated by reference to Post-Effective Amendment No. 21 to the
                                Registration Statement.

                    (b)    (1)  By-laws are incorporated by reference to Post-Effective Amendment No. 21 to the
                                Registration Statement.

                           (2)  Amendment to the By-Laws of the Registrant, dated November 29, 2000, is incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                Statement.

                           (3)  Form of Amendment to the By-Laws of the Registrant, dated September 24, 2004, filed herein.

                    (c)         Text of Share Certificate is incorporated by reference to Post-Effective
                                Amendment No. 21 to the Registration Statement.

                    (d)    (1)  Investment Management Agreement between the Registrant, on behalf of Money Market
                                Portfolio and Government Securities Portfolio, and Deutsche Investment Management
                                Americas Inc., dated April 5, 2002, is incorporated by reference to
                                Post-Effective Amendment No. 31 to the Registration Statement filed on November
                                27, 2002.

                           (2)  Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                Portfolio, and  Deutsche Investment Management Americas Inc., dated April 5,
                                2002, is incorporated by reference to Post-Effective Amendment No. 31 to the
                                Registration Statement filed on November 27, 2002.

                           (3)  First Amendment to Investment Management Agreement between the Registrant, on behalf of Money Market Portfolio, Government Securities Portfolio, and Tax-Exempt
                                Portfolio and Deutsche Investment Management Americas Inc, dated March 19, 2003 is incorporated by reference to Post-Effective Amendment No. 32 to the
                                Registration Statement filed on November 25, 2003.

                    (e)    (5)  Underwriting and Distribution Services Agreement between Registrant and Scudder
                                Distributors, Inc., dated April 5, 2002, is incorporated by reference to
                                Post-Effective Amendment No. 31 to the Registration Statement filed on November
                                27, 2002.

                    (f)         Kemper Retirement Plan Prototype is incorporated by reference to Post-Effective
                                Amendment No. 21 to the Registration Statement.


                                       1

                                Model Individual Retirement Account is incorporated by reference to
                                Post-Effective Amendment No. 21 to the Registration Statement.

                    (g)    (1)  Custody Agreement between the Registrant and State Street Bank and Trust
                                Company, dated April 19, 1999, is incorporated by reference to Post-Effective
                                Amendment No. 26 to the Registration Statement.

                           (2)  Amendment to the current Custody Agreement between the Registrant and State
                                Street Bank and Trust Company, dated May 3, 1999, is incorporated by reference to
                                Post-Effective Amendment No. 26 to the Registration Statement.

                           (3)  Amendment to the current Custody Agreement between the Registrant and State
                                Street Bank and Trust Company, dated January 5, 2001, is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

                    (h)    (1)  Fund Accounting Services Agreement between the Registrant, on behalf of Money
                                Market Portfolio, and Scudder Fund Accounting Corporation, dated December 31,
                                1997, is incorporated by reference to Post-Effective Amendment No. 25 to the
                                Registrant's Registration Statement.

                           (2)  Fund Accounting Services Agreement between the Registrant, on behalf of
                                Government Securities Portfolio, and Scudder Fund Accounting Corporation, dated
                                December 31, 1997, is incorporated by reference to Post-Effective Amendment No.
                                25 to the Registration Statement.

                           (3)  Fund Accounting Services Agreement between the Registrant, on behalf of
                                Tax-Exempt Portfolio, and Scudder Fund Accounting Corporation, dated December 31,
                                1997, is incorporated by reference to Post-Effective Amendment No. 25 to the
                                Registration Statement.

                           (4)  First Amendment To Fund Accounting Services Agreement between the Registrant, on behalf of Money Market Portfolio, Government Securities Portfolio, and the
                                Tax-Exempt Portfolio, and Scudder Fund Accounting Corporation, dated March 19,
                                2003, is incorporated by reference to Post-Effective Amendment No. 32 to the
                                Registration Statement filed on November 25, 2003.

                           (5)  Letter of Indemnity to the Scudder Funds dated September 10, 2004 is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration
                                Statement.

                           (6)  Letter of Indemnity to the Scudder Funds dated September 10, 2004 is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration
                                Statement.

                           (7)  Letter of Indemnity to the Independent Directors/Trustees dated September 10,
                                2004 is incorporated by reference to Post-Effective Amendment No. 33 to the
                                Registrant's Registration Statement.

                    (i)         Opinion and Consent of Counsel is incorporated by reference to Post-Effective
                                Amendment No. 31 to the Registration Statement filed on November 27, 2002.

                    (j)         Report and Consent of Independent Auditors filed herein.

                    (k)         Inapplicable.


                                       2

                    (l)         Inapplicable.

                    (m)    (1)  Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money Market
                                Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                           (2)  Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government
                                Securities Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                Statement.

                           (3)  Amended and Restated 12b-1 Plan between the Registrant, on behalf of  Tax-Exempt
                                Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                    (n)         Inapplicable.

                    (p)    (1)  Code of Ethics for Cash Equivalent Fund is incorporated by reference to
                                Post-Effective Amendment No. 29 to the Registration Statement.

                           (2)  Code of Ethics for Scudder Funds, dated April 5, 2002, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on November 27, 2002.

                           (3)  Code of Ethics for Deutsche Asset Management, dated September 3, 2002, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration
                                Statement filed on November 27, 2002.

                           (4)  Code of Ethics for Deutsche Asset Management, dated April 15, 2003, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration
                                Statement filed on November 25, 2003.

                           (5)  Code of Ethics for Deutsche Asset Management, dated June 1, 2004, filed herein.

                    (q)    (1)  Powers of Attorney for the following Trustee Paul K. Freeman and Richard T. Hale are is incorporated by reference to Post-Effective Amendment No. 31 to the
                                Registration Statement filed on November 27, 2002.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None.

Item 25.          Indemnification.
--------          ----------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. ("DeIM"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DeIM will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DeIM and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DeIM.

Item 26.          Business and Other Connections of Investment Advisor.
--------          -----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies for other funds managed by Deutsche Investment Management Americas, Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                       (1)                             (2)                                     (3)

         Scudder Distributors, Inc.
         Name and Principal              Positions and Offices with                  Positions and
         Business Address                Scudder Distributors, Inc.                  Offices with Registrant
         ----------------                --------------------------                  -----------------------
         Thomas F. Eggers                Chairman and Director                       None
         1325 Avenue of the Americas
         New York, NY 10019

         Jonathan R. Baum                Chief Executive Officer, President and      None
         1325 Avenue of the Americas     Director
         New York, NY 10019

         Michael L. Gallagher            Vice President and Director                 None
         222 South Riverside Plaza
         Chicago, IL 60606

         John W. Edwards, Jr.            Chief Financial Officer and Treasurer       None
         60 Wall Street
         New York, NY 10005-2858

         Caroline Pearson                Secretary                                   Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Greg Szekely                    Chief Compliance Officer                    None
         1251 Avenue of the Americas     and Vice President
         New York, NY 10020

         David Edlin                     Vice President                              None
         222 South Riverside Plaza
         Chicago, IL 60606

                                       6

                       (1)                             (2)                                     (3)

         Scudder Distributors, Inc.
         Name and Principal              Positions and Offices with                  Positions and
         Business Address                Scudder Distributors, Inc.                  Offices with Registrant
         ----------------                --------------------------                  -----------------------

         M. Patrick Donovan              Vice President                              None
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich                 Vice President                              None
         222 South Riverside Plaza
         Chicago, IL  60606

         Thomas Winnick                  Vice President                              None
         1325 Avenue of the Americas
         New York, NY 10019

         (c) Not applicable.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Accounts, books and other documents are maintained at the offices of the Registrant; the offices of Registrant's investment adviser, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; in the case of records concerning custodial and transfer agency functions, at the offices of the custodian and transfer agent, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110; or, in the case of records concerning shareholder service agency functions, at the office of the shareholder service agent, Scudder Investments Service Company, P.O. Box 219151, Kansas City, Missouri 64105-9151.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 24th day of November, 2004.

                                                 CASH EQUIVALENT FUND

                                                 By: /s/Julian F. Sluyters
                                                     ---------------------------
                                                     Julian F. Sluyters
                                                     Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

   SIGNATURE                                 TITLE                                     DATE
   ---------                                 -----                                     ----


   /s/Julian F. Sluyters
   --------------------------------------
   Julian F. Sluyters                        Chief Executive Officer                   November 24, 2004

   /s/Shirley D. Peterson
   --------------------------------------
   Shirley D. Peterson*                      Chairman and Trustee                      November 24, 2004

   /s/Paul Schubert
   --------------------------------------
   Paul Schubert                             Chief Financial Officer                   November 24, 2004

   /s/John W. Ballantine
   --------------------------------------
   John W. Ballantine*                       Trustee                                   November 24, 2004

   /s/Lewis A. Burnham
   --------------------------------------
   Lewis A. Burnham*                         Trustee                                   November 24, 2004

   /s/Donald L. Dunaway
   --------------------------------------
   Donald L. Dunaway*                        Trustee                                   November 24, 2004

   /s/James R. Edgar
   --------------------------------------
   James R. Edgar*                           Trustee                                   November 24, 2004

   /s/Paul K. Freeman
   --------------------------------------
   Paul K. Freeman*                          Trustee                                   November 24, 2004

   /s/Robert B. Hoffman
   --------------------------------------
   Robert B. Hoffman*                        Trustee                                   November 24, 2004

   /s/ Fred B. Renwick
   --------------------------------------
   Fred B. Renwick*                          Trustee                                   November 24, 2004

   /s/William N. Shiebler
   --------------------------------------
   William N. Shiebler                       Trustee                                   November 24, 2004

   /s/ John G. Weithers
   --------------------------------------
   John G. Weithers*                         Trustee                                   November 24, 2004

*By:     /s/Caroline Pearson
         --------------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, as filed on November 30, 2001.

                                                                File No. 2-63522
                                                               File No. 811-2899


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 34
                            TO REGISTRATION STATEMENT --

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 34

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              CASH EQUIVALENT FUND

                              CASH EQUIVALENT FUND

                                  EXHIBIT INDEX

                                     (b)(3)

                                       (j)

                                     (p)(5)